UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 116.3% (100.0% of Total Investments)

	National – 0.2% (0.1% of Total Investments)
$ 1,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	No Opt. Call	Ba1	$ 985,000
	5.125%, 6/30/50 (Mandatory put 9/30/15) (Alternative Minimum Tax)
	Alabama – 1.3% (1.1% of Total Investments)
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	936,550
	Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber	12/13 at 100.00	B2	1,001,100
	Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)
1,880	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,563,897
2,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	10/13 at 100.00	A	1,869,920
	4/01/22 – NPFG Insured
1,000	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/24 –	4/14 at 100.00	A	922,480
	NPFG Insured
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	No Opt. Call	B	1,000,410
	Series 2004A, 5.250%, 1/01/14
1,000	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	8/13 at 100.00	Ca	802,120
	FGIC Insured (4)
8,880	Total Alabama			8,096,477
	Arizona – 5.9% (5.1% of Total Investments)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	1,534,367
	Option Bond Trust 3256, 18.014%, 1/01/29 (IF) (5)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	2,082,872
	Option Bond Trust 4695, 19.344%, 1/01/32 (IF) (5)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	1,000,310
	Bonds, Series 2007, 6.200%, 7/15/32
318	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	1/14 at 100.00	N/R	318,461
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	10/13 at 100.00	N/R	4,960
	Privado Park Apartments Project, Series 2006A, 5.750%, 11/01/46 (Mandatory put 11/01/15)
	(Alternative Minimum Tax) (4)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/14 at 100.00	CC	4,934,362
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
50	6.375%, 11/01/13	No Opt. Call	N/R	50,131
790	7.250%, 11/01/23	11/16 at 100.00	N/R	799,409
1,715	7.500%, 11/01/33	11/16 at 100.00	N/R	1,725,221
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	2,748,000
	Project, Tender Option Bond Trust 1086, 17.362%, 6/01/42 – AGM Insured (IF) (5)
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	543,818
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
90	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AA+ (6)	94,118
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
40	Pima County Industrial Development Authority, Arizona, Choice Education and Development	No Opt. Call	N/R	40,290
	Charter School Revenue Bonds, Series 2006, 6.000%, 6/01/16
490	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	7/19 at 100.00	N/R	532,459
	Traditional School Project, Series 2009, 8.500%, 7/01/39
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	2,476,550
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
1,325	6.000%, 6/01/40	6/19 at 100.00	BBB–	1,272,053
500	6.100%, 6/01/45	6/19 at 100.00	BBB–	480,975
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/13 at 100.00	BBB–	1,150,161
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
3,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	3,124,193
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	B	2,146,540
	Series 2012A, 9.750%, 5/01/25
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
3,000	5.500%, 12/01/37	No Opt. Call	BBB	2,687,580
3,825	5.000%, 12/01/37	No Opt. Call	A–	3,667,334
1,000	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/14 at 100.00	A–	1,003,150
	2007, 4.700%, 4/01/22
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	1,002,540
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	783,000
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
40,818	Total Arizona			36,202,854
	California – 16.5% (14.2% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	1,661,923
	Option Bond Trust 2985, 17.776%, 4/01/16 (IF)
1,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	4/21 at 100.00	N/R	1,091,080
	Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
1,810	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	1,411,058
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital
	and Clinics, Tender Option Bond Trust 3267:
1,250	19.080%, 5/15/31 (IF) (5)	11/21 at 100.00	AA–	1,414,100
1,875	20.070%, 11/15/40 (IF) (5)	11/21 at 100.00	AA–	2,306,175
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
250	18.363%, 8/15/41 (IF) (5)	8/22 at 100.00	AA–	208,990
1,000	18.358%, 8/15/41 (IF) (5)	8/22 at 100.00	AA–	836,000
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	995,630
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	AA	1,177,840
	2009, 8.500%, 11/01/39
2,000	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning	6/20 at 102.00	N/R	2,012,800
	Corporation, Series 2012A, 7.000%, 6/01/47
3,425	California State University, Systemwide Revenue Bonds, Tender Option Bond Trust 4696, 17.171%,	5/15 at 100.00	Aa2	3,613,889
	11/01/35 – AMBAC Insured (IF) (5)
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.530%, 3/01/18 –	No Opt. Call	AA–	1,605,396
	AGM Insured (IF)
1,000	California Statewide Communities Development Authority, Community Facilities District 2012-01,	9/23 at 100.00	N/R	865,490
	Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	537,508
	of the West, Series 2010, 6.250%, 10/01/39
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	109,800
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
1,980	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,982,099
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	566,795
	University, Series 2011A, 7.500%, 11/01/41
1,825	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	1,832,994
	Health System, Series 2005A, 5.250%, 7/01/35
2,865	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	2,886,573
	2004A, 7.750%, 3/01/34
500	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	AA+	522,650
	Series 2007A, 5.000%, 4/01/31 – BHAC Insured
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	2,163,280
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
515	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	524,296
	Option Bond Trust 3048, 17.486%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	17.696%, 11/15/38 (IF) (5)	5/18 at 100.00	AA–	758,544
1,000	18.772%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	984,120
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	971,503
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
2,000	5.000%, 12/15/37	12/17 at 100.00	A	1,918,300
1,930	6.500%, 12/15/47	12/17 at 100.00	N/R	1,826,378
1,340	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007,	9/15 at 102.00	N/R	1,171,214
	5.250%, 9/01/37
500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/13 at 100.00	A+	527,740
	Redevelopment Project, Tender Option Bonds Trust 1013, 18.608%, 9/01/32 – AMBAC
	Insured (IF) (5)
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North,	9/14 at 102.00	N/R	999,010
	Series 2006, 5.000%, 9/01/26
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/14 at 100.00	A	2,951,460
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
250	17.481%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	224,940
750	17.481%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	603,240
1,000	17.460%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	804,560
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	968,210
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.783%, 6/01/45 – AMBAC
	Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,130	4.500%, 6/01/27	6/17 at 100.00	B	2,843,511
6,250	5.000%, 6/01/33	6/17 at 100.00	B	5,092,750
1,935	5.750%, 6/01/47	6/17 at 100.00	B	1,511,042
3,705	5.125%, 6/01/47	6/17 at 100.00	B	2,645,703
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	1,163,295
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	2,262,240
	3253, 22.544%, 1/15/19 (IF) (5)
1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County,	9/13 at 100.50	N/R	963,370
	California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39
1,000	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	N/R	692,900
	2005, 5.000%, 8/01/25 – AMBAC Insured
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,192,800
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
335	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB	359,847
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
1,000	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	12/13 at 100.00	N/R	1,000,400
	6.000%, 6/01/35
500	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B,	9/23 at 100.00	N/R	486,470
	5.250%, 9/01/32
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R (6)	3,483,436
	District 3, Series 2004, 5.950%, 9/01/34 (Pre-refunded 9/01/13)
1,000	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,029,320
	2007A, 5.500%, 11/15/37
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	894,438
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender Option
	Bond Trust Series 2011-23B, 18.579%, 9/01/42 (IF) (5)
1,825	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,946,253
	Airport, Tender Option Bond Trust 10-27B, 18.086%, 5/15/40 (IF) (5)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,105,350
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment
	Project Tax Allocation Revenue Bonds, Series 2011A:
1,000	7.000%, 8/01/26	8/21 at 100.00	BBB+	1,133,720
1,500	7.500%, 8/01/41	8/21 at 100.00	BBB+	1,668,990
470	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	N/R	415,405
	Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	1,155,590
	2009B, 6.500%, 11/01/39
500	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	579,200
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	355,380
	Project, Series 2011, 6.750%, 9/01/40
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
625	5.250%, 11/01/21	11/20 at 100.00	Baa3	651,444
1,000	6.000%, 11/01/41	11/20 at 100.00	Baa3	1,013,070
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	A+	254,120
	17.878%, 8/01/37 – NPFG Insured (IF) (5)
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,031,040
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
806	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B,	11/15 at 104.00	N/R	754,529
	8.000%, 11/01/18
1,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	887,720
	Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	1,315,272
	Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program
	Facilities Projects, Tender Option Bond Trust 4698:
750	18.675%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	843,090
2,015	18.466%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A	2,074,725
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	Aa2	2,845,500
	Bond Trust 11780-1, 17.636%, 2/01/27 – AGM Insured (IF)
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	1,140,883
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,169,960
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923, 17.730%, 9/01/31 –	3/17 at 100.00	AA–	1,039,000
	AMBAC Insured (IF) (5)
1,000	Santa Margarita Water District, California, Special tax Bonds, Community Facilities District	9/23 at 100.00	N/R	984,970
	2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,140,190
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/13 at 100.00	A	971,410
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	712,407
	Area, Series 2011A, 7.650%, 9/01/42
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,454,904
	District 2001-1, Series 2004A, 6.125%, 9/01/39
106,186	Total California			101,301,229
	Colorado – 8.1% (6.9% of Total Investments)
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	780,105
1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation	12/13 at 102.00	N/R	1,024,308
	Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39
2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	1,978,220
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
6	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R (6)	6,181
	2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)
2,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to	10/17 at 100.00	N/R	1,880,280
	Unlimited Tax, Series 2012, 6.000%, 12/01/22
750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/18 at 100.00	BB	700,350
	Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	814,210
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain	10/22 at 100.00	N/R	1,301,310
	Phoenix Community School, Series 2012, 7.000%, 10/01/42
1,930	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BBB–	1,746,399
	Academy, Series 2007A, 5.700%, 5/01/37
1,890	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,846,492
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences	6/22 at 100.00	N/R	1,348,407
	Project, Series 2012, 6.750%, 6/01/32
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	865,620
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702, 19.050%, 1/01/18
	(IF) (5)
325	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Tender Option	12/22 at 100.00	A–	358,163
	Bond Trust 1131, 17.109%, 12/01/32 (IF) (5)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,000,840
	Society, Series 2006, 5.250%, 6/01/36
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
1,073	5.000%, 9/01/16 (Alternative Minimum Tax) (9)	No Opt. Call	N/R	763,367
5,045	6.750%, 4/01/27 (Alternative Minimum Tax)	4/17 at 100.00	N/R	4,547,866
2,500	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	2,272,825
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax)
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	1,912,500
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R	767,030
1,500	5.450%, 12/01/34	12/17 at 100.00	N/R	1,065,225
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	A	946,060
	NPFG Insured
1,070	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,097,745
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
1,998	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds,	12/19 at 100.00	N/R	1,999,459
	Series 2009A-1, 9.000%, 8/01/39 (Mandatory put 12/01/19)
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	1/18 at 100.00	N/R	3,145,944
	Series 2007, 6.750%, 1/01/34
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	4,233
	2007, 5.250%, 12/01/36 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	792,510
	2007, 5.500%, 12/01/27
500	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	467,855
	2007, 5.000%, 12/01/27 – RAAI Insured
500	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA–	458,130
	Refunding & Improvement Series 2010A, 5.000%, 12/01/30 – AGM Insured
5,265	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	6,110,506
	Utilities, Series 2008, 6.500%, 11/15/38
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	1,114,500
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,073,260
1,440	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	N/R	1,277,698
	Refunding Series 2007, 5.375%, 12/01/21
1,640	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	1,516,885
	2007, 4.625%, 12/01/22 – RAAI Insured
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	12/17 at 100.00	N/R	745,440
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
1,815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	1,815,000
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
55,512	Total Colorado			49,544,923
	Connecticut – 1.2% (1.0% of Total Investments)
2,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,151,080
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
4,644	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	3,169,701
	2013A, 6.050%, 7/01/31
1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public	1/14 at 100.00	B	915,680
	Improvement Bonds, Series 2003, 5.250%, 1/01/33
1,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	1,010,480
	2011aA, 7.000%, 4/01/41
8,644	Total Connecticut			7,246,941
	District of Columbia – 0.8% (0.7% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	240,615
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BBB–	1,080,040
	Series 2011, 7.500%, 11/15/31
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006,	4/21 at 100.00	A–	3,599,200
	23.453%, 10/01/37 (IF) (5)
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33 (WI/DD,	7/23 at 100.00	BBB+	258,868
	Settling 8/01/13)
3,975	Total District of Columbia			5,178,723
	Florida – 13.3% (11.4% of Total Investments)
1,500	Alachua County Health Facilities Authority, Florida, Health Faculties Revenue Bonds, Terraces	No Opt. Call	N/R	1,623,900
	at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46
925	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	777,370
	Bonds, Series 2006A, 5.125%, 5/01/38
1,980	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	1,932,916
	2012, 6.700%, 5/01/42
1,505	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/15 at 101.00	N/R	1,408,996
	5.300%, 5/01/35 (4)
5,610	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/14 at 100.00	N/R	5,665,876
	6.900%, 5/01/35
500	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A,	5/17 at 100.00	N/R	481,260
	6.000%, 5/01/38
965	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,004,758
	Series 2008A, 7.000%, 5/01/37
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	11/24 at 100.00	N/R	848,619
	Project, Series 2013A, 6.125%, 11/01/33
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	724,346
	11/01/20 (Alternative Minimum Tax)
1,435	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan	10/13 at 100.00	A	1,354,697
	Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured
1,945	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	5/16 at 100.00	N/R	1,838,589
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	1,041,970
	Charter School, Inc. Projects, Series 2011A, 7.625%, 6/15/41
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	2,388,375
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
7,650	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001,	5/14 at 103.25	N/R	7,952,634
	7.250%, 5/01/32
2,805	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/17 at 100.00	N/R	2,694,399
	2007A, 5.300%, 5/01/39
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,212,190
	Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27
1,000	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series	No Opt. Call	N/R	893,790
	2012A, 7.125%, 11/01/42
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	1,821,100
	Community Charter Schools, Series 2007A, 5.375%, 6/15/37
1,685	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA–	1,833,213
	6.000%, 2/01/30 – AGM Insured
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.130%, 4/01/32 –	10/18 at 100.00	AA–	1,005,080
	AGC Insured (Alternative Minimum Tax) (IF) (5)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	AA–	1,324,850
	11834, 17.855%, 10/01/33 – AGM Insured (IF)
1,000	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011, 7.250%, 10/01/34	10/21 at 100.00	BBB	1,166,770
1,000	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 100.00	N/R	1,008,410
	Parking Garage Project, Series 2004A, 6.250%, 5/01/37
2,225	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,241,087
	Gardens, Series 2004A, 5.900%, 5/01/35
3,375	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	1/14 at 100.00	N/R	3,162,443
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,585	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A,	5/16 at 100.00	N/R	1,481,626
	5.300%, 5/01/36
4,580	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	11/13 at 100.00	N/R	3,984,646
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	903,898
	6.000%, 5/01/37
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	1,005,250
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,965	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	1,847,218
	2004A-1, 6.250%, 5/01/36
930	South Village Community Development District, Clay County, Florida, Capital Improvement	11/13 at 100.00	N/R	835,838
	Revenue Bonds, Series 2005A, 5.700%, 5/01/35
1,315	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,323,521
	Series 2007, 6.750%, 5/01/38
1,250	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	926,200
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
2,515	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	1,520,494
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	690,490
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,
	Series 2007-3:
120	6.375%, 5/01/17 (4)	11/13 at 100.00	N/R	1
1,360	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/17 at 100.00	N/R	28
	2007A-2, 5.250%, 5/01/39 (4)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing
	Parcel Series 2007-1. RMKT:
15	6.375%, 5/01/17 (4)	No Opt. Call	N/R	11,199
180	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	133,018
1,285	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/17 at 100.00	N/R	948,343
	Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39 (4)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding
	Series 2012A-1:
165	6.375%, 5/01/17	No Opt. Call	N/R	158,144
555	5.250%, 5/01/39	5/17 at 100.00	N/R	492,884
2,365	6.650%, 5/01/40	5/17 at 100.00	N/R	2,283,266
4,930	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	4,634,693
	5.400%, 5/01/37
	Tolomato Community Development District, Florida, Special Assessment Bonds,
	Southern/Forbearance Parcel Series 2007-2:
530	6.375%, 5/01/17 (4)	No Opt. Call	N/R	217,215
5,510	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	2,073,303
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
415	6.000%, 5/01/23	5/14 at 100.00	N/R	416,706
6,235	6.125%, 5/01/35	5/14 at 100.00	N/R	6,243,542
93,645	Total Florida			81,539,175
	Georgia – 1.8% (1.6% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	A–	841,840
	Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48
975	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	1,130,405
	7.500%, 1/01/31
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	B	1,463,138
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,170	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	B	1,263,682
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series	4/23 at 100.00	N/R	867,830
	2013A, 6.500%, 4/01/43
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	864,300
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,115	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	1/14 at 100.00	N/R	1,111,008
	Lenbrook Square Project, Series 2006B, 7.300%, 7/01/42
1,780	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	1,822,257
	Terrace, Series 2003, 7.625%, 12/01/33
2,000	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012B, 3.000%, 7/01/18	1/14 at 100.00	N/R	1,744,440
11,290	Total Georgia			11,108,900
	Guam – 0.4% (0.4% of Total Investments)
2,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	B+	2,598,815
	Hawaii – 0.4% (0.4% of Total Investments)
919	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui,	2/17 at 100.00	N/R	800,238
	Series 2007, 5.500%, 1/01/37
1,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/19 at 100.00	Baa1	1,795,692
	Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,574	Total Hawaii			2,595,930
	Idaho – 0.1% (0.1% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Tender	3/22 at 100.00	A	432,080
	Option Bond Trust 1102, 17.265%, 3/01/47 – AGM Insured (IF) (5)
	Illinois – 9.9% (8.5% of Total Investments)
1,315	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates,	12/13 at 100.00	N/R	1,310,108
	3.730%, 6/15/23
1,968	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	1,801,114
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
2,875	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	8/13 at 100.00	N/R	2,153,576
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	1,026,440
	Corporation Project, Series 2010, 6.500%, 10/15/40
2,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	2,310,756
	8.250%, 7/01/41
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	1,045,451
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/15 at 100.00	BBB–	1,007,760
	5.500%, 5/15/23
3,370	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB+	3,235,301
	Series 2007, 5.000%, 12/01/36
1,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	1,026,440
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
500	7.750%, 5/15/30	5/20 at 100.00	N/R	539,335
1,875	8.000%, 5/15/46	5/20 at 100.00	N/R	2,015,344
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/13 at 100.00	N/R	500,595
	7.000%, 5/15/18
1,100	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,152,613
	5.625%, 1/01/37
500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	460,785
	2006A, 5.000%, 4/01/31
500	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	506,010
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	988,190
	5.750%, 5/15/38
2,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	2,861,500
	4702, 20.296%, 11/15/37 (IF) (5)
2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,524,921
3,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,901,724
	5.500%, 8/01/37
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,164,680
3,850	7.000%, 8/15/44	8/19 at 100.00	BBB+	4,175,056
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	514,685
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
250	22.058%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA–	315,850
1,685	22.042%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA–	2,128,492
6,020	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	6/14 at 100.00	Ca	5,175,213
	IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (4)
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/14 at 100.00	Baa2	501,595
	Series 2002, 5.500%, 1/01/22
200	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	A–	191,130
1,105	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	679,918
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel
	Revenue Bonds, Series 2005A-2:
250	5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CCC	149,953
2,000	5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC	1,183,700
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25	1/16 at 100.00	CCC	128,199
1,175	5.250%, 1/01/36	1/16 at 100.00	CCC	502,771
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	300,491
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)
1,000	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge	3/15 at 102.00	N/R	981,790
	Lakes Project, Series 2005-2, 6.000%, 3/01/35
1,917	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	1,916,866
	2004A, 6.200%, 3/01/34
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	874,560
	2010, 6.000%, 6/01/28
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
865	6.200%, 6/01/17	No Opt. Call	N/R	868,944
3,020	6.625%, 6/01/37	6/17 at 103.00	N/R	2,661,647
950	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite	3/14 at 100.00	N/R	957,553
	City Project, Series 2009B, 7.750%, 3/01/22
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	778,650
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
970	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	774,613
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
935	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	619,045
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
831	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project,	3/16 at 102.00	N/R	710,638
	Series 2006, 6.000%, 3/01/36
64,242	Total Illinois			60,624,002
	Indiana – 3.2% (2.8% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/14 at 100.00	N/R	6,101,275
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	1,213,730
	Bond Trust 10-77W, 18.750%, 4/01/30 – AMBAC Insured (IF) (5)
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	A2	1,938,950
	Guaranteed, Tender Option Bond Trust 2882, 18.430%, 4/15/17 (IF) (5)
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	1,678,520
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond
	Trust 3611:
1,290	18.070%, 6/01/17 (IF) (5)	No Opt. Call	AA	1,218,173
1,250	19.065%, 6/01/17 (IF) (5)	No Opt. Call	AA	1,392,750
1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	1,000,880
	Health, Tender Option Bond Trust 3301, 18.322%, 11/15/30 (IF) (5)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,045,490
	Apartments, Series 2005A, 7.500%, 7/01/35
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	249,920
4,050	5.800%, 9/01/47	9/17 at 100.00	N/R	4,018,734
19,450	Total Indiana			19,858,422
	Iowa – 0.8% (0.7% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,024,670
	5.500%, 7/01/25
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	1,632,540
	Series 2012, 4.750%, 8/01/42
2,570	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	2,442,143
	Project, Series 2013, 5.250%, 12/01/25
5,570	Total Iowa			5,099,353
	Kentucky – 0.1% (0.1% of Total Investments)
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	523,450
	Medical Health System, Series 2010A, 6.000%, 6/01/30
	Louisiana – 3.2% (2.7% of Total Investments)
2,350	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,170,930
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,081,380
	Project, Series 2011A, 7.750%, 12/15/31
8,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	8,941,150
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
960	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	943,248
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
7,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	2,969,820
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (4)
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB–	529,205
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 1012:
750	20.765%, 10/01/40 (IF) (5)	10/20 at 100.00	A3	949,020
750	20.753%, 10/01/40 (IF) (5)	10/20 at 100.00	A3	948,893
22,810	Total Louisiana			19,533,646
	Maine – 0.5% (0.4% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,167,683
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.2% (1.0% of Total Investments)
1,100	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,009,448
	9/01/39 – SYNCORA GTY Insured
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	659,690
	Center, Series 2006A, 5.000%, 12/01/31
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,723,975
	Center, Series 2006B, 5.250%, 12/01/31
4,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	3,590,680
	University of Maryland – Baltimore, Series 2003A, 5.750%, 10/01/33
435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/14 at 100.00	B3	393,858
	5.300%, 7/01/24
9,035	Total Maryland			7,377,651
	Massachusetts – 0.2% (0.1% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/13 at 101.00	Caa3	64,770
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
175	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	173,056
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
429	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	8/13 at 100.00	D	337,934
	Community Services Inc., Series 2012A, 6.000%, 2/15/43
333	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	8/13 at 100.00	D	32,088
	Community Services Inc., Series 2012B, 6.375%, 2/15/43
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	8/13 at 100.00	D	5
	Community Services Inc., Series 2012C, 6.625%, 2/15/43
480	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/14 at 100.00	N/R	460,493
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
2,007	Total Massachusetts			1,068,346
	Michigan – 3.5% (3.0% of Total Investments)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,115	5.500%, 5/01/21	11/13 at 100.00	B–	964,553
10	5.500%, 5/01/21 – ACA Insured	11/13 at 100.00	B–	8,651
4,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	4,011,600
	5.250%, 11/01/35 (WI/DD, Settling 8/08/13)
1,000	Detroit, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2008-A1,	No Opt. Call	Ca	390,000
	5.000%, 4/01/15 (4)
500	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/16 – NPFG Insured (4)	10/13 at 100.00	A	488,405
565	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22 – SYNCORA	10/13 at 100.00	Caa3	368,431
	GTY Insured (4)
750	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/19 – AMBAC	No Opt. Call	Caa3	650,355
	Insured (4)
900	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Second Lien Series	No Opt. Call	A	901,521
	2005B, 5.500%, 7/01/22 – NPFG Insured
300	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2006D, 5.000%,	No Opt. Call	A	273,840
	7/01/33 – NPFG Insured
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	889,880
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	816,780
990	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	BB	1,064,478
	Academy Project, Series 2011, 8.125%, 4/01/41
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	BB	1,001,680
	Academy Project, Series 2011, 8.000%, 7/15/41
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,582,333
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	11/15 at 100.00	BBB	994,050
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	843,960
	Public School Academy, Series 2007, 5.000%, 9/01/36
940	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	845,135
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,520,340
	Series 2005A, 6.750%, 11/15/38
1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	962,230
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,208,860
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
1,000	5.500%, 11/01/30	11/15 at 100.00	BB	843,040
500	5.500%, 11/01/35	11/15 at 100.00	BB	402,125
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	477,115
23,320	Total Michigan			21,509,362
	Minnesota – 1.3% (1.1% of Total Investments)
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,315,434
	Series 2004A, 6.750%, 12/01/33
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,025,650
	2005B, 6.000%, 5/01/30
1,110	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R (6)	1,188,544
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23 (Pre-refunded 6/01/14)
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,098,053
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	3,096,930
	Series 2005, 6.000%, 11/15/35
7,535	Total Minnesota			7,724,611
	Mississippi – 0.3% (0.2% of Total Investments)
817	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	609,019
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,086,150
	Project, Series 2008A, 6.500%, 9/01/32
1,817	Total Mississippi			1,695,169
	Missouri – 2.1% (1.8% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,037,540
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
2,000	Joplin Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Joplin	4/23 at 100.00	N/R	1,977,600
	Recovery TIF Redevelopment Project, Series 2013B, 5.875%, 4/01/36
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	5,720,687
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (5)
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/15 at 103.00	N/R	918,445
	2007A, 5.350%, 6/15/32
995	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	975,866
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,812	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	8/13 at 100.00	N/R	1,589,033
	Project, Series 2008A, 6.300%, 8/22/26
762	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	9/13 at 100.00	N/R	646,298
	Projects, Series 2007A, 6.000%, 3/27/26
13,604	Total Missouri			12,865,469
	Montana – 0.4% (0.4% of Total Investments)
2,700	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company,	1/14 at 100.00	B+	2,707,047
	Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 1.6% (1.4% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	9,722,571
	City 2, Series 2006A, 20.414%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 0.8% (0.7% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	AA+	2,714,900
	Tender Option Bond Trust Series 2010-11836, 18.035%, 6/01/16 (IF)
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
825	6.500%, 6/15/20	6/18 at 100.00	B2	853,372
1,500	6.750%, 6/15/28	6/18 at 100.00	B2	1,469,580
4,825	Total Nevada			5,037,852
	New Jersey – 2.5% (2.2% of Total Investments)
2,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	B	1,979,943
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/13 at 100.00	B	2,000,980
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	1,049,160
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa1 (6)	793,260
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	5,271,812
	University Hospital, Series 2007, 5.750%, 7/01/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s
	Healthcare System Obligated Group Issue, Series 2008:
1,000	6.000%, 7/01/18	No Opt. Call	BBB–	1,114,910
2,000	6.625%, 7/01/38	7/18 at 100.00	BBB–	2,135,980
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA–	1,045,510
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
14,900	Total New Jersey			15,391,555
	New Mexico – 0.5% (0.4% of Total Investments)
1,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	936,640
1,000	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006,	9/16 at 100.00	N/R	807,540
	6.000%, 9/01/32 (4)
475	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	463,068
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	971,745
	Project, Series 2010A, 5.875%, 7/01/30
3,440	Total New Mexico			3,178,993
	New York – 2.1% (1.8% of Total Investments)
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,109,330
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
1,745	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,816,632
1,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,098,790
1,000	8.000%, 8/01/28	8/16 at 101.00	N/R	1,109,220
1,000	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,099,250
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (7)	10/17 at 100.00	N/R	629,910
5,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	2,099,700
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	950,989
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
1,375	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	A–	1,498,736
	Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,
	Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
250	18.375%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	284,090
625	18.375%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	710,225
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	587,876
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
16,055	Total New York			12,994,748
	North Carolina – 1.9% (1.6% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	1,744,317
	2007, 5.250%, 10/01/38
940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	No Opt. Call	AA–	1,051,822
	Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.013%, 1/15/19 (IF)
5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/16 at 100.00	N/R	5,151,405
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,045,000
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,041,600
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	1,532,275
	2008, Tender Option Bonds Trust 3248, 27.579%, 10/01/21 (IF)
11,120	Total North Carolina			11,566,419
	Ohio – 2.9% (2.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
315	5.125%, 6/01/24	6/17 at 100.00	B–	262,823
2,000	5.875%, 6/01/30	6/17 at 100.00	B	1,597,820
4,875	5.750%, 6/01/34	6/17 at 100.00	B	3,710,606
1,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	1,166,139
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
2,220	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	BBB+	2,075,545
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
1,700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	1,766,402
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,338,301
	2010B, 6.000%, 12/01/30
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,637,550
	Obligated Group, Tender Option Bond Trust 3551, 20.365%, 1/01/17 (IF)
500	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	Baa3	516,635
	(Alternative Minimum Tax)
3,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	8/13 at 100.00	B–	2,871,600
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
6,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	837,300
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)
24,585	Total Ohio			17,780,721
	Oklahoma – 1.6% (1.4% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,174,680
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
940	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	942,040
	7.000%, 1/01/35
4,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/13 at 100.00	N/R	4,000,000
	6.250%, 6/01/20
2,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	N/R	2,671,950
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
9,440	Total Oklahoma			9,788,670
	Pennsylvania – 2.0% (1.7% of Total Investments)
500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	532,895
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
275	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R	292,226
	2005, 6.000%, 11/15/16
925	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	823,916
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,914,260
	Immaculata University, Series 2005, 5.750%, 10/15/37
1,410	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,431,291
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	223,510
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.379%,
	8/01/38 (IF) (5)
4,115	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/13 at 100.00	B–	4,114,547
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	1,002,720
	Trust 4657, 16.362%, 10/01/29 (IF) (5)
395	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	392,089
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	BB+	453,715
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36
925	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	901,709
12,230	Total Pennsylvania			12,082,878
	Puerto Rico – 0.5% (0.4% of Total Investments)
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/13 at 100.00	N/R	22,550
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond
	Trust 1081:
2,000	21.442%, 8/01/57 (IF) (5)	8/19 at 100.00	AA–	2,075,440
500	21.442%, 8/01/57 (IF) (5)	8/19 at 100.00	AA–	518,860
135	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	134,077
	NPFG Insured
2,655	Total Puerto Rico			2,750,927
	Rhode Island – 0.6% (0.5% of Total Investments)
500	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds,	1/21 at 100.00	N/R	564,470
	Tockwotton Home, Series 2011, 8.375%, 1/01/46
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,069,140
	12/01/28 (Alternative Minimum Tax)
2,035	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/13 at 100.00	BBB–	2,036,791
	Series 2002A, 6.250%, 6/01/42
3,535	Total Rhode Island			3,670,401
	South Carolina – 0.8% (0.7% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	1,985,000
	2007A, 7.750%, 11/01/39 (4)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,724,418
	Series 2007B, 7.700%, 11/01/17 (4)
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	1,389,363
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
8,727	Total South Carolina			5,098,781
	Tennessee – 1.7% (1.4% of Total Investments)
3,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,303,510
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
3,500	5.500%, 11/01/37 (4)	11/17 at 100.00	N/R	8,715
1,500	5.500%, 11/01/46 (4)	11/17 at 100.00	N/R	3,735
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,293,634
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	558,523
	Rutland Place, Series 2007A, 6.300%, 7/01/37
14,989	Total Tennessee			10,168,117
	Texas – 9.6% (8.3% of Total Investments)
1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/13 at 100.00	N/R	1,117,500
	Series 2007, 5.750%, 12/01/29 (Alternative Minimum Tax) (4)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	2,018,980
	Series 2006B, 5.750%, 1/01/34
1,665	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	1/14 at 100.00	N/R	1,681,234
	Series 2001C, 9.750%, 1/01/26
5,200	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	402,792
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.750%, 1/01/41	1/21 at 100.00	Baa3	1,085,360
250	6.000%, 1/01/41	1/21 at 100.00	Baa2	265,800
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
2,100	8.750%, 2/15/28	2/18 at 100.00	BBB–	2,312,877
2,000	9.000%, 2/15/38	2/18 at 100.00	BBB–	2,211,060
1,700	Dallas-Fort. Worth International Airport Facility Improvement Corporation, Texas, Revenue	No Opt. Call	N/R	1,920,966
	Bonds, American Airlines Inc., Series 2000-A2, 9.000%, 5/01/29 (Mandatory put 5/01/15)
	(Alternative Minimum Tax)
10	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/13 at 100.00	N/R	10,700
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax) (4)
1,285	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	5/15 at 101.00	N/R	1,452,024
	American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax) (4)
2,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/13 at 100.00	N/R	2,175,000
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax) (4)
2,910	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,819,150
	Series 2008A, 6.500%, 8/15/38
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,906,001
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	6,822,618
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
450	6.625%, 9/01/31	9/23 at 100.00	N/R	473,454
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,008,630
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/13 at 100.00	BB+	585,497
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,365	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/13 at 100.00	A	1,340,703
	5.250%, 11/15/30 – NPFG Insured
980	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	863,625
	6.000%, 2/15/36
955	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/14 at 102.00	N/R	948,191
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	B	600,024
1,365	6.750%, 7/01/29 (Alternative Minimum Tax)	1/14 at 100.00	B	1,365,478
1,990	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	7/22 at 100.00	N/R	2,063,351
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32
980	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/13 at 100.00	N/R	792,203
	Education Foundation, Series 2007A, 5.450%, 8/15/36
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,331,649
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
335	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	352,139
	5.750%, 1/01/38
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	2,904,300
	11946, 20.040%, 3/01/19 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/14 at 100.00	CC	129,920
	LLC Project, Series 2003B, 6.150%, 8/01/22
250	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	284,715
	Lien Series 2008D, 6.250%, 12/15/26
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	4,814,550
	2012, 5.000%, 12/15/30
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,148,410
4,500	7.000%, 6/30/40	6/20 at 100.00	Baa3	5,124,825
2,810	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,	12/19 at 100.00	Baa2	3,156,614
	NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
940	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue	12/14 at 100.00	BB+	944,136
	Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BB+	616,149
	Manor, Series 2010, 7.000%, 11/01/30
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	11/13 at 101.00	CC	22,086
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)
63,135	Total Texas			59,072,711
	Utah – 1.9% (1.7% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
1,390	6.250%, 6/15/28	6/17 at 100.00	N/R	1,316,539
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,327,183
1,690	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	1,706,917
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High	5/21 at 100.00	N/R	2,083,198
	School, Series 2011A, 8.125%, 5/15/31
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,344,706
	2007A, 5.800%, 6/15/38
12,040	Total Utah			11,778,543
	Vermont – 0.2% (0.2% of Total Investments)
1,155	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	Baa2	1,201,766
	Project, Series 2011A, 6.250%, 1/01/41
	Virgin Islands – 0.1% (0.1% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	465,713
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.3% (1.1% of Total Investments)
870	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds,	3/14 at 102.00	N/R	560,593
	Series 2003B, 6.250%, 3/01/18
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	11/13 at 100.00	BB–	1,000,040
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	BBB+	1,979,734
	Appreciation Series 2009B-2, 0.000%, 10/01/38 – AGC Insured
4,500	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	3,111,570
	Series 2007B1, 5.000%, 6/01/47
1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam	7/14 at 102.00	N/R (6)	1,092,080
	Therapy Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39
	(Pre-refunded 7/01/14)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
100	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	101,094
130	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	120,845
17,000	Total Virginia			7,965,956
	Washington – 3.3% (2.8% of Total Investments)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	603,580
	Services Project, Tender Option Bond Trust 11-14W-B, 19.463%, 6/01/39 (IF) (5)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,032,467
	Services Project, Tender Option Bond Trust 2009-14A&B, 19.703%, 6/01/34 (IF) (5)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	1/18 at 100.00	N/R	3,158,136
410	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/14 at 100.00	N/R	359,242
	Series 2013, 5.750%, 4/01/43
2,955	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center	1/14 at 100.00	N/R (6)	3,016,169
	Project, Series 2003A, 5.250%, 1/01/34 (Pre-refunded 1/01/14) – ACA Insured
9,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	9,028,244
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	15,310
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	No Opt. Call	N/R	885,340
	Project, Series 2012A, 6.750%, 10/01/47
19,895	Total Washington			20,098,488
	West Virginia – 0.4% (0.4% of Total Investments)
1,505	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial	No Opt. Call	N/R	1,280,574
	Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44
900	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	912,123
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	6/17 at 100.00	N/R	508,055
	Financing District, Series 2007A, 5.850%, 6/01/34
2,905	Total West Virginia			2,700,752
	Wisconsin – 3.3% (2.9% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	32,506
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (6)	610,258
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	1,820,800
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,715,637
	Classical Academy of Mooresboro, North Carolina, Series 2011, 7.125%, 7/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,092,080
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.155%, 4/01/17 (IF) (5)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center	4/14 at 100.00	N/R (6)	1,039,970
	Inc., Series 2004A, 6.250%, 4/01/34 (Pre-refunded 4/01/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
5,995	5.250%, 8/15/26 (UB)	8/16 at 100.00	A–	6,199,010
4,500	5.250%, 8/15/34 (UB)	8/16 at 100.00	A–	4,457,475
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,443,300
	Healthcare System, Series 2006A, Trust 2187, 15.155%, 8/15/34 (IF)
2,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	2,097,060
	North Carolina, Series 2012A, 8.625%, 6/01/47
20,225	Total Wisconsin			20,508,096
$ 780,975	Total Municipal Bonds (cost $703,112,097)			713,609,916

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 25	Las Vegas Monorail Company, Senior Interest Bonds (9) (10)	5.500%	7/15/19	N/R	$ 6,243
7	Las Vegas Monorail Company, Senior Interest Bonds (9) (10)	3.000%	7/15/55	N/R	1,442
$ 32	Total Corporate Bonds (cost $943)				7,685
	Total Investments (cost $703,113,040) – 116.3%				713,617,601
	Floating Rate Obligations – (2.0)%				(12,320,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (14.2)% (11)				(87,000,000)
	Other Assets Less Liabilities – (0.1)% (12)				(726,511)
	Net Assets Applicable to Common Shares – 100%				$ 613,571,090

Investments in Derivatives as of July 31, 2013

Swaps outstanding:								Unrealized
		Fund			Fixed Rate			Appreciation
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	(Depreciation)
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (13)	Date	(12)
Barclays Bank PLC	$5,000,000	Receive	3-Month USD-LIBOR	2.755%	Semi-Annually	5/30/14	5/30/34	$693,017

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$712,846,549	$763,367	$713,609,916
Corporate Bonds	—	—	7,685	7,685
Derivatives:
Swaps*	—	693,017	—	693,017
Total	$ —	$713,539,566	$771,052	$714,310,618
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $691,273,308.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 56,450,528
Depreciation	(46,426,366)
Net unrealized appreciation (depreciation) of investments	$ 10,024,162

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750%
to 2.300%.
(8)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875%
to 2.350%.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as
Level 3.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(11)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 12.2%.
(12)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(13)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013